GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Balance as of December 31, 2023	$-
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2024	$-

Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2023	$7,700,569